Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Schedule of Other Assets

	2021	2020
Intangible assets (a)	$90.1	$104.8
Deferred dry-dock (b)	79.4	63.8
Restricted cash (c)	38.2	38.2
Contingent consideration asset (d)	49.2	84.0
Indemnity claim under acquisition agreement (e)	42.5	—
Deferred financing fees on undrawn financings (f)	77.0	—
Other	48.0	42.9
Other assets	$424.4	$333.7
(a)Intangible assets:

December 31, 2021	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(76.2)	$53.7
Trademark	27.4	(2.5)	24.9
Other	16.5	(5.0)	11.5
	$173.8	$(83.7)	$90.1
12.    Other assets (continued):
(a)Intangible assets (continued):

December 31, 2020	Cost	Accumulated Amortization	Net book value
Customer contracts	$129.9	$(58.6)	$71.3
Trademark	27.4	(1.1)	26.3
Other	11.5	(4.3)	7.2
	$168.8	$(64.0)	$104.8
As part of the acquisition of APR Energy on February 28, 2020, the Company recorded $27,400,000 related to the fair value of a trademark. The trademark is amortized on a straight-line basis over its estimated useful life of 20 years.
Acquired customer contracts are amortized on a straight-line basis over their remaining useful lives. As of December 31, 2021, the weighted average remaining useful lives of acquired customer contracts was 3.9 years (2020 – 4.6 years; 2019 – 5.3 years).
During the year ended December 31, 2021, the Company recorded $20,910,000 of amortization related to intangible assets (2020 – $21,396,000; 2019 – $20,729,000).
Future amortization of intangible assets is as follows:

2022	$18.4
2023	14.7
2024	11.9
2025	8.0
2026	4.4
Thereafter	32.7
$90.1
(b)Deferred dry-dock:
During the years ended December 31, 2021 and 2020, changes in deferred dry-dock were as follows:

December 31, 2019	$41.3
Costs incurred	45.2
Amortization expensed (1)	(22.7)
December 31, 2020	63.8
Costs incurred	40.0
Amortization expensed (1)	(24.4)
December 31, 2021	$79.4
(1)Amortization of dry-docking costs is included in depreciation and amortization
(c)Restricted cash:
Restricted cash consists primarily of amounts held in reserve accounts related to the Company’s debt facilities.
12.    Other assets (continued):
(d)Contingent consideration asset:
As a part of the acquisition of APR Energy on February 28, 2020, the Company is compensated by the Sellers for certain losses that may be incurred on future cash repatriation from a foreign jurisdiction until the earlier of (1) reaching the maximum cash flows subject to compensation, (2) termination of specified contracts, (3) sustaining the ability to repatriate cash without losses and (4) April 30, 2022. The amount of compensation depends on the Company’s ability to generate cash flows on specific contracts in the foreign jurisdiction and the magnitude of losses incurred on repatriation. The maximum amount of cash flows subject to compensation is $110,000,000. The Company is also compensated for future losses realized on sale or disposal of certain property, plant and equipment and inventory items calculated as the difference between the proceeds on sale or disposal and the book value of the respective assets at February 28, 2020, prior to acquisition. The maximum amount of losses subject to compensation is $64,000,000.

Contingent consideration asset, December 31, 2020	$90.9
Change in fair value	(5.1)
Compensation received	(30.5)
Contingent consideration asset	55.3
Current portion included in prepaid expenses and other	(6.1)
Contingent consideration asset, December 31, 2021	$49.2
(e)Indemnity claim under acquisition agreement
As a part of the acquisition of APR Energy on February 28, 2020, the Company is compensated by the Sellers for losses resulting from an ongoing injunction on certain sites in Argentina. The losses will be settled through a combination of the cancellation of holdback shares and cash at the (i) lifting of the injunction or (ii) end of the contract in May 2022.
(f)Deferred financing fees on undrawn financings
The Company has entered into financing arrangements for certain of its vessels under construction. As the financing arrangements are undrawn as at December 31, 2021, the amounts incurred have been capitalized and recorded as long-term asset. As the financing is drawn, the amounts will be reclassified and presented as a direct deduction from the related debt liability.